GENERAL (Details) - shares				12 Months Ended
	Oct. 17, 2025	Aug. 20, 2024	Mar. 23, 2023	Dec. 31, 2025
Talicia Holdings Inc [Member]
General [Line Items]
Ownership interest	70.00%			70.00%
ADS
General [Line Items]
Number of Ordinary Shares Issued in Exchange of American Depository Receipts			10
New ADS Ratio [Member]
General [Line Items]
Number of Ordinary Shares Issued in Exchange of American Depository Receipts		10,000	400